Share Based Payments - Summary of Principal Assumptions used for Valuation of Share Options (Detail) - 2019 Share Options [member] - Grant Date March 13, 2019 [member]	3 Months Ended
Mar. 31, 2019 GBP (£) shares yr
Disclosure of terms and conditions of share-based payment arrangement [line items]
Volatility	69.05%
Dividend yield	0.00%
Risk-free investment rate	0.85%
Fair value of option at grant date	£ 5.46
Fair value of share at grant date	10.13
Exercise price at date of grant	£ 10.13
Lapse date	Mar. 13, 2029
Expected option life (years) | yr	4.50
Number of options granted | shares	120,750
Vesting Dates One [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting dates	Mar. 13, 2020
Vesting Dates Two [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting dates	Mar. 13, 2021
Vesting Dates Three [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting dates	Mar. 13, 2022
Vesting Dates Four [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting dates	Mar. 13, 2023